Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred tax assets	$ 73,495	$ 64,789
Deferred tax liabilities:
Deferred tax liabilities	(17,398)	(19,876)
Unrecognized deferred tax assets	56,097	44,913
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	64,198	49,360
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	217	7,641
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	3,371	1,994
Financing Costs
Deferred tax assets:
Deferred tax assets	3,365	4,963
Capital Assets
Deferred tax assets:
Deferred tax assets	621	50
Investment in Cauchari-Olaroz project
Deferred tax assets:
Deferred tax assets	876	0
Deferred tax liabilities:
Deferred tax liabilities	0	(15,043)
Investment in Arena Minerals
Deferred tax liabilities:
Deferred tax liabilities	(193)	(793)
Convertible debt
Deferred tax liabilities:
Deferred tax liabilities	(12,360)	(4,040)
Other
Deferred tax assets:
Deferred tax assets	501	781
Investment in Green Technology Metals
Deferred tax assets:
Deferred tax assets	346	0
Stock Based Compensation
Deferred tax liabilities:
Deferred tax liabilities	$ (4,845)	$ 0